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                        SUPPLEMENT DATED OCTOBER 28, 2003
                                       TO
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                       OF
              MORGAN STANLEY INSTITUTIONAL FUND TRUST (the "Fund")
                             DATED JANUARY 31, 2003


     The Statement of Additional Information is hereby amended and supplemented to reflect the U.S. Core Fixed Income Portfolio's ability to invest in Yankee Bonds.

     Therefore, the disclosures in the below-referenced sections of the Fund's Statement of Additional Information are hereby modified to reflect the foregoing.

     Statement of Additional Information: INVESTMENTS - Cash Equivalents
     -------------------------------------------------------------------

     The first sentence of the second paragraph of the section "INVESTMENTS - Cash Equivalents" is hereby deleted and replaced with the following:

     Each Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars).

     Statement of Additional Information: INVESTMENTS - Yankee and Eurobond
     ----------------------------------------------------------------------
     Obligations
     -----------

     The first sentence of the first paragraph of the section "INVESTMENTS - Yankee and Eurobond Obligations" is hereby deleted and replaced with the following:

     Each Portfolio may invest in Eurobond and Yankee obligations, which are Fixed Income Securities.



               Please retain this supplement for future reference.